INCOME TAXES (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Valuation Allowance Percentage	100.00%	100.00%
Operating Loss Carryforwards	$ 16,959,000	$ 11,254,000
Operating Loss Carryforwards, Expiration Dates	will begin to expire in 2017	will begin to expire in 2017